Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,093	$ 1,124	$ 315
Reconciliation of net income to net cash provided by operating activities:
Depreciation, depletion and amortization	2,079	1,724	1,313
Deferred income taxes	242	(50)	43
Amortization included in interest expense	(21)	(51)	(55)
Unit-based compensation expense	91	82	61
Impairment losses	339	370	689
Gain on sale of AmeriGas common units	0	(177)	(87)
Losses on extinguishments of debt	43	25	162
(Gains) losses on disposal of assets	(8)	(1)	2
Equity in earnings of unconsolidated affiliates	(276)	(332)	(236)
Distributions from unconsolidated affiliates	409	291	313
Inventory valuation adjustments	249	473	(3)
Other non-cash	(8)	(72)	51
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	(1,164)	(231)	(149)
Net cash provided by operating activities	3,068	3,175	2,419
INVESTING ACTIVITIES:
Cash received for sale of noncontrolling interest	64	0	0
Cash proceeds from the sale of AmeriGas common units	0	814	346
Cash paid for acquisitions, net of cash received	(835)	(2,367)	(405)
Cash paid for acquisition of a noncontrolling interest	(129)	0	0
Capital expenditures (excluding allowance for equity funds used during construction)	(9,386)	(5,381)	(3,505)
Contributions in aid of construction costs	80	45	52
Contributions to unconsolidated affiliates	(45)	(334)	(3)
Distributions from unconsolidated affiliates in excess of cumulative earnings	128	136	419
Proceeds from the sale of discontinued operations	0	77	1,008
Proceeds from the sale of other assets	26	62	89
Change in restricted cash	19	172	(348)
Other	(16)	(19)	0
Net cash used in investing activities	(10,094)	(6,795)	(2,347)
FINANCING ACTIVITIES:
Proceeds from borrowings	26,455	18,375	12,934
Repayments of long-term debt	(19,828)	(13,886)	(11,951)
Subsidiary units issued for cash	3,889	3,057	1,759
Distributions to partners	(1,090)	(821)	(733)
Distributions to noncontrolling interests	(2,335)	(1,905)	(1,428)
Debt issuance costs	(75)	(77)	(87)
Capital contributions from noncontrolling interest	841	139	18
Redemption of Preferred Units	0	0	(340)
Units repurchased under buyback program	(1,064)	(1,000)	0
Other, net	(8)	(5)	(26)
Net cash provided by financing activities	6,785	3,877	146
Increase (decrease) in cash and cash equivalents	(241)	257	218
Cash and cash equivalents, beginning of period	847	590	372
Cash and cash equivalents, end of period	$ 606	$ 847	$ 590